Short - term borrowings (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt
Term of short term borrowings		1 year
Short term borrowings	¥ 565,000,000	¥ 50,208,800
weighted average interest rate	6.35%	5.71%
Unsecured loans
Short-Term Debt
Term of short term borrowings	1 year	6 months
Short term borrowings	¥ 265,000,000	¥ 20,000,000
Secured loans
Short-Term Debt
Term of short term borrowings	1 year
Short term borrowings	¥ 300,000,000